FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
United States dollars [Member]
Impact on profit or loss in foreign currency weakens by 10%	$ (328)	$ (191)
South africa rands [Member]
Impact on profit or loss in foreign currency weakens by 10%	1,502	1,915
Japanese yen [Member]
Impact on profit or loss in foreign currency weakens by 10%	$ 621	$ (1,112)